Consolidated Statements of Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net sales	$ 30,291,404	$ 33,657,672	$ 41,139,248
Cost of sales	(22,783,351)	(26,032,751)	(31,100,106)
Gross profit	7,508,053	7,624,921	10,039,142
Administrative expenses	(2,829,452)	(2,602,511)	(2,317,058)
Other income (expense), net	526,488	278,683	(119,546)
Interest income and dividends	1,170,726	1,618,751	931,866
Interest expense	(110,843)	(3,733)	(153,729)
Gain (Loss) on financial instruments	48,527	68,119	64,436
Foreign exchange loss, net	(3,606,501)	5,556,389	(2,431,000)
Income before income taxes	2,706,998	12,540,619	6,014,111
Income taxes	(1,211,834)	(2,060,123)	(1,739,998)
Net income for the year	1,495,164	10,480,496	4,274,113
Other comprehensive income:
Translation effects of foreign subsidiaries	(1,387,548)	(917,453)	(2,663,542)
Other stock instruments	0	0	289,560
Total other comprehensive income for the year.	(1,387,548)	(917,453)	(2,373,982)
Comprehensive income for the year, net of tax	107,616	9,563,043	1,900,131
Net income attributable to:
Controlling interest	1,496,404	10,487,819	4,282,906
Non-controlling interest	(1,240)	(7,323)	(8,793)
Net income for the year	1,495,164	10,480,496	4,274,113
Comprehensive income for the year attributable to:
Controlling interest	106,111	9,559,660	1,912,937
Non-controlling interest	1,505	3,383	(12,806)
Comprehensive income for the year	$ 107,616	$ 9,563,043	$ 1,900,131
Earnings per share:
Weighted average shares outstanding (in thousands of shares) (in Shares)	460,637	461,389	461,741
Earnings per share for net income for the year attributable to controlling interest (expressed in pesos) (in Pesos per share and Dollars per share)	$ 3.25	$ 22.71	$ 9.28